Related parties	12 Months Ended
Dec. 31, 2021
Related parties
Related parties

31.   Related parties

The Company’s related parties are subsidiaries, joint ventures, associates, stockholders and its related entities and key management personnel of the Company.

Related party transactions were made by the Company on terms equivalent to those that prevail in arm´s-length transactions, with respect to price and market conditions that are no less favorable to the Company than those arranged with third parties.

Net operating revenue relates to sale of iron ore to the steelmakers and right to use capacity on railroads. Cost and operating expenses mostly relates to the variable lease payments of the pelletizing plants.

Purchases, accounts receivable and other assets, and accounts payable and other liabilities relate largely to amounts charged by joint ventures and associates related to the pelletizing plants operational lease and railway transportation services.

a)    Transactions with related parties

	Year ended December 31,
	2021			2020			2019
	Net	Cost and		Net	Cost and		Net	Cost and
	operating	operating	Financial	operating	operating	Financial	operating	operating	Financial
	revenue	expenses	result	revenue	expenses	result	revenue	expenses	result
Joint Ventures	645	(857)	(13)	372	(546)	4	374	(1,059)	(18)
Companhia Siderúrgica do Pecém	640	—	3	353	—	8	358	—	2
Aliança Geração de Energia S.A.	5	(105)	—	19	(105)	—	16	(128)	—
Pelletizing companies (i)	—	(349)	(15)	—	(100)	(17)	—	(574)	(39)
MRS Logística S.A.	—	(279)	—	—	(227)	—	—	(203)	—
Norte Energia S.A.	—	(114)	—	—	(101)	—	—	(142)	—
Others	—	(10)	(1)	—	(13)	13	—	(12)	19
Associates	256	(21)	(2)	240	(25)	2	294	(32)	(1)
VLI	255	(21)	(2)	235	(25)	(1)	280	(32)	(1)
Others	1	—	—	5	—	3	14	—	—
Major stockholders (ii)	261	—	(515)	185	—	(32)	204	—	(9)
Bradesco	—	—	(528)	—	—	(49)	—	—	(29)
Mitsui	261	—	—	185	—	—	204	—	—
Banco do Brasil	—	—	13	—	—	17	—	—	20
Total of continuing operations	1,162	(878)	(530)	797	(571)	(26)	872	(1,091)	(28)
Discontinued operation - Coal (note 16)	—	(95)	15	—	(405)	23	—	(690)	67
Total	1,162	(973)	(515)	797	(976)	(3)	872	(1,781)	39

(i) Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização, and Companhia Nipo-Brasileira de Pelotização.

(ii) Refers to the stockholders that were part of the controlling “shareholders’ agreement”, which has expired on November 10, 2020.

b)    Outstanding balances with related parties

	December 31, 2021				December 31, 2020
	Assets				Assets
				Dividends				Dividends
	Cash and			receivable	Cash and			receivable
	cash	Accounts		and other	cash	Accounts		and other
	equivalents	receivable	Loans (iii)	assets	equivalents	receivable	Loans (iii)	assets
Joint Ventures	—	75	—	96	—	109	—	55
Companhia Siderúrgica do Pecém	—	74	—	39	—	109	—	36
Pelletizing companies (i)	—	—	—	37	—	—	—	14
MRS Logística S.A.	—	—	—	19	—	—	—	5
Others	—	1	—	1	—	—	—
Associates	—	18	—	3	—	45	—	2
VLI	—	16	—	—	—	15	—	—
Others	—	2	—	3	—	30	—	2
Major stockholders (ii)	1,825	4	—	5	2,082	2	—	2
Bradesco	1,746	—	—	5	1,518	—	—	2
Mitsui	—	4	—	—	—	2	—	—
Banco do Brasil	79	—	—	—	564	—	—	—
Pension plan	—	12	—	—	—	12	—	—
Total	1,825	109	—	104	2,082	168	—	59
Discontinued operation - Coal (note 16)	—	—	—	—	—	—	1,118	32
Total	1,825	109	—	104	2,082	168	1,118	91

(i) Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização, and Companhia Nipo-Brasileira de Pelotização.

(ii) Refers to the stockholders that were part of the controlling "shareholders' agreement", which has expired on November 10, 2020.

(iii) Refers to the loan with Nacala Logistics Corridor, presented in note 16.

	December 31, 2021			December 31, 2020
	Liabilities			Liabilities
			Financial			Financial
			instruments			instruments
	Supplier and		and other	Supplier and		and other
	contractors	Loans	liabilities	contractors	Loans	liabilities
Joint Ventures	70	—	393	121	—	235
Pelletizing companies (i)	13	—	393	37	—	235
MRS Logística S.A.	41	—	—	48	—	—
Others	16	—	—	36	—	—
Associates	46	—	47	40	—	48
VLI	6	—	47	7	—	48
Others	40	—	—	33	—
Major stockholders (ii)	1	—	267	—	944	248
Bradesco	—	—	265	—	—	248
Mitsui	—	—	2	—	—	—
BNDES (iii)	—	—	—	—	944	—
Others	1	—	—	—	—	—
Pension plan	10	—	—	11	—	—
Total	127	—	707	172	944	531
Discontinued operation - Coal (note 16)	—	—	—	—	1,385	—
Total	127	—	707	172	2,329	531

(i) Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização, and Companhia Nipo-Brasileira de Pelotização.

(ii) Refers to regular financial instruments with the stockholders were part of the controlling “shareholders’ agreement”, which has expired on November 10, 2020.

(iii) Banco Nacional de Desenvolvimento (“BNDES”) is no longer considered a Company’s related party, and therefore, balances with BNDES as at December 31, 2021 are not presented in this note.

c)    The key management personnel remuneration

	Year ended December 31,
	2021	2020	2019
Short‐term benefits
Wages	9	9	12
Direct and indirect benefits	1	1	2
Profit sharing program (“PLR”)	10	8	9
	20	18	23
Long‐term benefits
Shares based	12	12	8

Severance	1	7	3
	33	37	34

The amounts presented in the table above are on an accrual basis and include the compensation of the Executive Directors and members of the Company's Board of Directors, however the amount effectively paid in the years 2021, 2020 and 2019 was US$38, US$34 and US$26 respectively.